Share-based Payments - Summary of assumptions Vesting Details (Detail) - Equity awards [member]	12 Months Ended
	Dec. 31, 2021 € / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 € / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 € / shares	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted	€ 5.76		€ 7.00		€ 10.26
Risk-free interest rate	0.00%	0.00%	0.00%	0.00%
Share entitlement per options | $ / shares		$ 1		$ 1		$ 1
Expected term (in years)	6.15	6.15	6.15	6.15
Vesting conditions	Service	Service	Service	Service	Service	Service
Vesting period	Graded	Graded	Graded	Graded	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate					0.38%	0.38%
Exercise price	€ 8.54		€ 8.27		€ 11.06
Grant date share fair value	€ 7.42		€ 9.14		€ 11.32
Expected volatility	58.40%	58.40%	61.30%	61.30%	63.80%	63.80%
Expected term (in years)					6.15	6.15
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate					0.09%	0.09%
Exercise price	€ 19.44		€ 15.84		€ 18.25
Grant date share fair value	€ 16.54		€ 15.76		€ 17.80
Expected volatility	60.10%	60.10%	62.80%	62.80%	66.60%	66.60%
Expected term (in years)					6.25	6.25